Prudential Day One 2050 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	36,872	$377,569
PGIM Global Real Estate Fund (Class R6)	49,444	1,249,944
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	65,228	1,241,950
PGIM QMA Commodity Strategies Fund (Class R6)*	83,552	944,142
PGIM QMA Emerging Markets Equity Fund (Class R6)	150,433	2,107,562
PGIM QMA International Developed Markets Index Fund (Class R6)	428,929	6,129,395
PGIM QMA Large-Cap Core Equity Fund (Class R6)	410,340	8,206,791
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	195,459	2,777,479
PGIM QMA US Broad Market Index Fund (Class R6)	285,888	5,417,580
PGIM TIPS Fund (Class R6)	35,730	378,029
PGIM Total Return Bond Fund (Class R6)	156,595	2,265,929

Total Long-Term Investments (cost $24,141,153)		31,096,370

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $55,660)	55,660	55,660

TOTAL INVESTMENTS 100.1% (cost $24,196,813)(wd)		31,152,030
Liabilities in excess of other assets (0.1)%		(28,397)

Net Assets 100.0%		$31,123,633

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds